Revenue (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Revenue from Contract with Customer, Excluding Assessed Tax	$ 740.2	$ 743.8
Revenues	763.3	775.9	$ 743.9
RTO Revenue	43.7	43.2
RTO Capacity Revenue	11.5	14.4
Contract with Customer, Asset, Gross	65.7	72.6
Utility [Member]
Revenues	735.4	738.7
RTO Revenue	43.5	43.1
RTO Capacity Revenue	6.2	7.8
Corporate, Non-Segment [Member]
Revenues	32.2	41.0
RTO Revenue	0.2	0.1
RTO Capacity Revenue	5.3	6.6
Consolidation, Eliminations [Member]
Revenues	(4.3)	(3.8)
RTO Revenue	0.0	0.0
RTO Capacity Revenue	0.0	0.0
Wholesale Revenue [Member]
Revenue from Contract with Customer, Excluding Assessed Tax	30.3	52.0
Wholesale Revenue [Member] | Utility [Member]
Revenue from Contract with Customer, Excluding Assessed Tax	17.2	29.9
Wholesale Revenue [Member] | Corporate, Non-Segment [Member]
Revenue from Contract with Customer, Excluding Assessed Tax	14.2	22.1
Wholesale Revenue [Member] | Consolidation, Eliminations [Member]
Revenue from Contract with Customer, Excluding Assessed Tax	(1.1)	0.0
Other Revenues [Member]
Revenue from Contract with Customer, Excluding Assessed Tax	9.4	9.4
Other non-606 revenue	1.1	0.0
Other Revenues [Member] | Utility [Member]
Revenue from Contract with Customer, Excluding Assessed Tax	0.0	0.0
Other non-606 revenue	1.2	0.0
Other Revenues [Member] | Corporate, Non-Segment [Member]
Revenue from Contract with Customer, Excluding Assessed Tax	9.4	9.4
Other non-606 revenue	3.1	2.8
Other Revenues [Member] | Consolidation, Eliminations [Member]
Revenue from Contract with Customer, Excluding Assessed Tax	0.0	0.0
Other non-606 revenue	(3.2)	(2.8)
Retail Revenue [Member]
Revenue from Contract with Customer, Excluding Assessed Tax	645.3	624.8
Other non-606 revenue	22.0	32.1
Retail Revenue [Member] | Utility [Member]
Revenue from Contract with Customer, Excluding Assessed Tax	645.3	625.8
Other non-606 revenue	22.0	32.1
Retail Revenue [Member] | Corporate, Non-Segment [Member]
Revenue from Contract with Customer, Excluding Assessed Tax	0.0	0.0
Other non-606 revenue	0.0	0.0
Retail Revenue [Member] | Consolidation, Eliminations [Member]
Revenue from Contract with Customer, Excluding Assessed Tax	0.0	(1.0)
Other non-606 revenue	$ 0.0	$ 0.0